Bank Borrowings and Bank Overdraft	6 Months Ended
Jun. 30, 2025
Bank Borrowings and Bank Overdraft [Abstract]
BANK BORROWINGS AND BANK OVERDRAFT
14	BANK BORROWINGS AND BANK OVERDRAFT

	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Current
Bank overdraft	104,587	335,419	79,621
Bank borrowings	736,481	765,468	181,705
	841,068	1,100,887	261,326
Non-current
Bank borrowings	2,526,234	2,135,947	507,026
	3,367,302	3,236,834	768,352

Bank overdraft

The bank overdraft is secured by the Group’s fixed deposits. The weightage average effective interest rate is 7.89% (2024: 8.83%) per annum.

Bank borrowing

Maturities of Bank Borrowing
Year ending December 31, 2025	736,481	-	-
Year ending December 31, 2026	782,996	-	-
Year ending December 31, 2027	795,079	-	-
Year ending December 31, 2028	495,036	-	-
Year ending December 31, 2029	184,632	-	-
After December 31, 2029	268,491	-	-
	3,262,715	-	-

Maturities of Bank Borrowing
Period ending June 30, 2026	-	765,468	181,705
Period ending June 30, 2027	-	786,552	186,710
Period ending June 30, 2028	-	716,776	170,147
Period ending June 30, 2029	-	274,423	65,142
Period ending June 30, 2030	-	184,114	43,704
After June 30, 2030	-	174,082	41,323
	-	2,901,415	688,731
	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Fair value of non-current borrowing	2,123,289	1,673,619	397,279
Undrawn borrowing facility	2,145,413	2,013,656	477,997
Weighted average interest rate	5.35%	8.13%	8.13%

All borrowings by the company are personally guaranteed by the director. In the event the company is unable to meet its loan obligations, the director will be held accountable and responsible for repaying the loans.

Reconciliation of liabilities arising from financing activities

	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
Bank borrowing
As at beginning of the year/period	2,909,469	3,262,715	774,496
Proceeds from borrowing	1,000,000	-	-
Scheduled repayment	(908,930)	(488,187)	(115,885)
Non-cash changes
Finance cost	262,176	126,887	30,120
As at end of the year/period	3,262,715	2,901,415	688,731

Lease liability
As at beginning of the year/period	209,571	162,577	38,593
Scheduled repayment	(57,084)	(27,142)	(6,443)
Non-cash changes
Addition during the year	-	-	-
Imputed interest	10,090	3,926	932
Termination	-	(37,340)	(8,864)
As at end of the year/period	162,577	102,021	24,218

Amount due from/(to) director
As at beginning of the year/period	(137,181)	-	-
(Repayment)/Advance	(137,181)	3,467	823
As at end of the year/period	-	3,467	823